Bank indebtedness (Narrative) (Details) - CAD CAD in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Bank Indebtedness 1		CAD 250
Bank Indebtedness 2		CAD 75
Bank Indebtedness 3		2.00%
Bank Indebtedness 4		50.00%
Bank Indebtedness 1	CAD 250
Bank Indebtedness 2	CAD 75
Bank Indebtedness 3	2.00%
Bank Indebtedness 4	50.00%